Investment in joint ventures and associates - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 20, 2022	Dec. 31, 2020
Disclosure of most significant investments in associates [Line Items]
Other cash payments to acquire interests in joint ventures		$ 270,105
Play Digital S A [Member] | Irrevocable Capital Contribution On Account Of Future Subscription Of Shares Made [Member]
Disclosure of most significant investments in associates [Line Items]
Proportion of voting rights held in joint venture	10.832%
Other cash payments to acquire interests in joint ventures	$ 141,362